CONSOLIDATED BALANCE SHEET - USD ($)	Dec. 31, 2020		Sep. 30, 2020	Jun. 30, 2020	Feb. 03, 2020
Current assets
Cash	$ 158,599		$ 759,102	$ 909,187
Prepaid expenses	159,476		240,602	340,399
Total Current Assets	318,075		999,704	1,249,586
Cash and held to maturity securities held in Trust Account	414,333,909		414,222,151	414,057,130
Total Assets	414,651,984		415,221,855	415,306,716
Liabilities, Current [Abstract]
Accounts payable and accrued expenses	2,789,052		280,690	67,667
Warrant liability	136,105,464		20,033,733	12,185,466
Income taxes payable	14,632		29,152
Total Current Liabilities	2,803,684		309,842	67,667
Deferred underwriting fee payable	14,490,000		14,490,000	14,490,000
Total Liabilities	153,399,148		34,833,575	26,743,133
Commitments and contingencies
Class A common stock, $0.0001 par value, 25,625,283 shares subject to possible redemption at $10.00 per share	256,252,830		375,388,270	383,563,580
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding			0	0
Additional paid-in capital	137,202,162		18,068,113	9,892,807
Accumulated deficit	(132,204,768)		(13,069,324)	(4,894,022)
Total Stockholders' Equity	5,000,006		5,000,010	5,000,003	$ 0
Total Liabilities and Stockholders' Equity	414,651,984		415,221,855	415,306,716
Class A Common Stock
Stockholders' Equity
Common stock	1,577		186	183
Class B Common Stock
Stockholders' Equity
Common stock	$ 1,035	[1]	$ 1,035	$ 1,035

[1]	On May 20, 2020, the Company effected a stock dividend of 1,725,000 shares with respect to the Class B common stock, resulting in the Sponsor holding an aggregate of 10,350,000 Founder Shares (see Note 6). All share and per share amounts have been retroactively restated for the dividend.